Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Parenthetical) (Detail)	Jun. 30, 2018
Appreciation of currency real japanese yen [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	1.40%
Appreciation of currency japanese yen [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.70%
Appreciation Of Currency Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.20%
Appreciation Of Currency Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.80%
Appreciation of currency real sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	1.30%
Appreciation of currency real [member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Appreciation or depreciation in foreign currency exchange rate	0.70%